SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,699,000	$ 1,095,000
Total deferred tax asset	1,699,000	1,095,000
Valuation allowance	(1,699,000)	(1,095,000)
Deferred tax asset, net